PREPAID EXPENSES	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Prepaid Expenses
PREPAID EXPENSES
12.	PREPAID EXPENSES

Prepaid expenses consisted of the following:

	December 31, 2025	March 31, 2025
Deposit	$50,399	$10,000
Retainer	269,311	251,983
Prepaid insurance	482,796	106,084
Subscriptions	303,283	267,997
Balance, end of the period	$1,105,789	$636,064

14. PREPAID EXPENSES

Prepaid expenses consisted of the following:

	March 31, 2025	March 31, 2024
Deposit	$10,000	$59,535
Retainer	251,983	126,153
Prepaid insurance	106,084	107,663
Subscriptions	267,997	501,000
Balance, end of the year	$636,064	$794,351